Related party transactions and balances - Other receivables - related parties (Details) - CEO - Lucas Wang - USD ($)	Jun. 30, 2023	Jun. 30, 2022
Related party transactions and balances
Other receivables		$ 354,903
Disposal consideration received	$ 1,000,000